Document and Entity Information	Sep. 19, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	EASTERN BANKSHARES, INC.
Entity Incorporation State Country Code	MA
Entity File Number	001-39610
Entity Tax Identification Number	84-4199750
Entity Address Address Line 1	125 High Street
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02110
City Area Code	800
Local Phone Number	327-8376
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	EBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 19, 2023, Eastern Bankshares, Inc. (the “Company”) filed a Current Report on Form 8-K reporting the appointment of Denis K. Sheahan, the current Chairman, President, and Chief Executive Officer of Cambridge Bancorp (“Cambridge”) as Chief Executive Officer of the Company, effective upon and subject to the closing of the prospective merger of the Company and Cambridge pursuant to an Agreement and Plan of Merger, dated September 19, 2023, by and between the Company, Cambridge, Eastern Bank, Citadel MS 2023, and Cambridge Trust Company.The Board of Directors of the Company approved compensation for Mr. Sheahan on June 27, 2024. In addition to the compensation arrangements and agreements previously disclosed, Mr. Sheahan’s compensation will include an initial annual base salary of $800,000. He will also be eligible to receive a short-term cash incentive plan award, based on performance, at a target of 90% of his annual eligible base salary through participation in the Company’s Management Incentive Plan. In addition, he will be eligible to receive a long-term equity incentive award pursuant to the Eastern Bankshares, Inc. 2021 Equity Incentive Plan at a target of 135% of his annual base salary. The Company anticipates that 60% of this long-term equity incentive award will be comprised of performance share units, calculated at the end of a three-year vesting period, and the remaining 40% will be comprised of restricted stock units that will vest annually in three equal tranches, subject to continued employment. Mr. Sheahan will also be eligible to participate in the Company’s comprehensive employee benefits and retirement programs.The summary of Mr. Sheahan’s compensation arrangements included in this Current Report on Form 8-K is qualified in its entirety by reference to the full text of the Offer Letter between Mr. Sheahan and the Company, which will be attached as an exhibit to the Corporation’s Quarterly Report on Form 10-Q for the quarter ending June 30, 2024, and is incorporated herein by reference.
Entity Central Index Key	0001810546